Warrant Liability - Summary of Outstanding Convertible Preferred Stock Warrants (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Series A One Preferred Stock Convertible Warrants One [Member]
Class of Warrant or Right [Line Items]
Common stock warrants outstanding		128,259
Warrants Outstanding Exercise Price	$ 3.09636
Warrants Outstanding Expiration	2018-12
Series A-1 convertible preferred stock warrants two [Member]
Class of Warrant or Right [Line Items]
Common stock warrants outstanding	54,903	54,903
Warrants Outstanding Exercise Price	$ 3.09636
Warrants Outstanding Expiration	2024-06
Convertible Preferred Stock Warrants
Class of Warrant or Right [Line Items]
Common stock warrants outstanding	54,903	183,162